RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified								12 Months Ended		36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 01, 2010	Feb. 01, 2006	Feb. 01, 2004	Feb. 01, 1997	Oct. 27, 2010 Golden Zhejiang [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member] Capesize Vessels [Member] vessel	Dec. 31, 2010 Golden Ocean Group Limited [Member] Capesize Vessels [Member] carrier	Jul. 16, 2010 Golden Ocean Group Limited [Member] Golden Future [Member]	Oct. 27, 2010 Golden Ocean Group Limited [Member] Golden Zhejiang [Member]
Related Party Transaction [Line Items]
Purchase of vessels											2	2
Number of shares issued as consideration of purchase of vessel													1,464,515	973,684
Value of time charter acquired on purchase of vessel							$ 3,300
Value of shares issued as consideration of purchase of vessel													25,000	18,500
Payments to acquire vessels													47,000	47,000
Management fee commissions										1.25%
Amended management fee			2,315	1,150	630	750			500
Related party payables	0	319						319
Related Parties receivables									$ 69
Stock issued during period, shares, restricted stock award, net of forfeitures								23,298	14,786